COMMITMENTS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Office lease payments recognized as expense	$ 40	$ 72	$ 81
Commitments expenditures	$ 0	$ 1,262